Cover	Sep. 03, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 03, 2021
Entity File Number	000-55431
Entity Registrant Name	MassRoots, Inc.
Entity Central Index Key	0001589149
Entity Tax Identification Number	46-2612944
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1560 Broadway
Entity Address, Address Line Two	Suite 17-105
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	(303)
Local Phone Number	816-8070
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false